Lease Arrangements - Lease Liabilities - Maturity Analysis, Carrying Amounts and Discount Rate (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Current	$ 271,624	$ 264,543
Non-current	281,149	490,835
Less : Unearned Interest	(25,868)	(62,262)
Lease liabilities recognized	$ 552,773	$ 755,378
Buildings
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Discount rate	6.00%	6.00%
Year 1
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease liabilities recognized, gross	$ 293,398	$ 302,551
Year 2
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease liabilities recognized, gross	$ 285,243	302,154
Year 3 and onwards
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Lease liabilities recognized, gross		$ 212,935